Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

12.    Related Party Transactions

            Our management company provides management, insurance, and other services to Melvin Simon & Associates, Inc., a related party, and other non-owned properties. Amounts for services provided by our management company and its affiliates to our unconsolidated joint ventures and other related parties were as follows:

	For the Year Ended December 31,
	2011	2010	2009
Amounts charged to unconsolidated joint ventures	$125,306	$118,905	$120,866
Amounts charged to properties owned by related parties	4,353	4,308	4,522

            During 2011, 2010 and 2009, we recorded interest income of $9.8 million, $9.9 million and $9.3 million respectively, and financing fee income of $1.0 million, $0.9 million and $3.7 million, respectively, net of inter-entity eliminations, related to the loans that we have provided to Mills and SPG-FCM and lending financing services to those entities and the properties in which they hold an ownership interest.